Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$

Interest on convertible promissory notes	462,863	381,479